Temporary Equity and Stockholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Equity [Abstract]
Temporary Equity and Stockholders’ Equity (Deficit)

Note 8 – Temporary Equity and Stockholders’ Equity (Deficit)

As of December 31, 2025, the Company had six (6) classes of stock, detailed as follows:

With respect to Series B, C and D convertible preferred stock, see policy above in Note 1 regarding classification as temporary equity.

Preferred Stock

The Company’s preferred stock is as follows.

●	Authorized Shares: 1,000,000
●	Par Value: $0.001 per share

The Board of Directors has the authority to issue preferred stock in one or more series and determine the rights, privileges, and restrictions of each series without further stockholder approval.

Series A, Preferred Stock – Related Party

●	Designated Shares: 1,000
●	Issued & Outstanding: 1,000 shares as of December 31, 2025 and June 30, 2025, respectively. All shares are owned by the Company’s Chief Executive Officer.
●	Par Value: $0.001 per share
●	Stated Value: None
●	Conversion Terms: None
●	Dividend Provisions: None
●	Voting Rights: Equal to the number of votes on an as converted basis of all other classes of securities plus one (1)
●	Liquidation Preference: None
●	Redemption Rights: None

Series B, Convertible Preferred Stock

●	Designated Shares: 5,000
●	Issued & Outstanding: 0 and 1,950 shares as of December 31, 2025 and June 30, 2025, respectively
●	Par Value: $0.001 per share
●	Stated Value: None

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

●	Conversion Terms: convertible into 5,000 shares of common stock and 5,000 warrants with an exercise price of $0.033/share.
●	Dividend Provisions: None
●	Voting Rights: None
●	Liquidation Preference: None
●	Redemption Rights: None
●	Derivative Liability Assessment:

○	Evaluated under ASC 815 (“Derivatives and Hedging”)
○	The Series B Convertible Preferred Stock and the related warrants do not meet the definition of derivative liabilities because they contain fixed conversion terms and do not include any variable equity conversion features or other contingent provisions requiring derivative accounting.

Deemed Dividends – Series B Convertible Preferred Stock

In connection with the issuance of Series B Convertible Preferred Stock, the Company recognizes deemed dividends due to periodic reductions in the conversion price, which increased the intrinsic value of the shares issuable upon conversion. These adjustments effectively conveyed additional value to the preferred stockholders and were accounted for as deemed dividends.

The deemed dividends were recorded as a reclassification from additional paid-in capital to accumulated deficit. This treatment did not affect total stockholders’ deficit but did reduce income available to common shareholders for purposes of earnings per share.

During the six months ended December 31, 2025 and the year ended June 30, 2025, the Company recorded additional deemed dividends of $0 and $11,566, respectively.

Conversion of Series B, Convertible Preferred Stock

Effective October 28, 2025, the Company amended the conversion ratio applicable to its Series B Convertible Preferred Stock from 5,000:1 to 8,366:1, eliminating the previously issuable cashless-exercise warrants. Using the revised conversion ratio, the Company converted all 1,950 outstanding shares of Series B Preferred Stock into 16,313,700 shares of common stock on November 12, 2025.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company evaluated the modification under ASC 470-20-40 and ASC 260-10-S99-2 by comparing the fair value of the securities issued under the modified terms to the fair value of the securities that would have been issuable under the original terms, measured at the conversion date. The fair value of the warrants foregone was estimated using the Black-Scholes option pricing model. Based on this analysis, the fair value of the consideration under the modified terms did not exceed the fair value under the original terms, and accordingly, no deemed dividend was recognized.

As the Series B Preferred Stock was equity-classified, the conversion was accounted for as a reclassification within stockholders’ equity with no income statement impact. Following the conversion, no shares of Series B Preferred Stock remain outstanding.

Series C, Convertible Preferred Stock

●	Designated Shares: 800,000
●	Issued & Outstanding: 559,489 and 145,966 shares as of December 31, 2025 and June 30, 2025, respectively
●	Par Value: $0.001 per share
●	Stated Value: None
●	Conversion Terms: convertible into 6,000 shares of common stock
●	Dividend Provisions: None
●	Voting Rights: None
●	Liquidation Preference: None
●	Redemption Rights: None
●	Rank junior to Series B, convertible preferred stock
●	Derivative Liability Assessment:

○	Evaluated under ASC 815 (“Derivatives and Hedging”)
○	The Series C Convertible Preferred Stock does not meet the definition of a derivative liability because it does not contain any variable equity conversion features or other contingent provisions that would require derivative accounting.

Increase in Authorized Shares for Designation

The original Certificate of Designation authorized 500,000 shares. On December 3, 2025, the Company filed a Certificate of Amendment to Designation with the Nevada Secretary of State increasing the number of designated shares from 500,000 to 800,000 to accommodate the issuance of additional shares as acquisition consideration and compensation.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Lock-Up Provisions

Certain shares of Series C Convertible Preferred Stock issued as compensation and as acquisition consideration are subject to contractual lock-up provisions that restrict conversion into common stock for a specified period following issuance.

As of December 31, 2025, of the 559,489 shares of Series C Convertible Preferred Stock issued and outstanding, 516,759 shares are subject to contractual lock-up provisions and are not currently eligible for conversion, representing 3,100,554,000 restricted common share equivalents. Only 42,730 shares, convertible into 256,380,000 shares of common stock, are currently eligible for conversion.

Because the locked-up shares cannot currently be converted, they have been excluded from the Company’s authorized share sufficiency analysis. See Note 2 (Basic and Diluted Net Loss Per Share — Convertible Preferred Stock Classification) for the Company’s assessment of authorized share sufficiency and the reclassification from temporary equity to permanent stockholders’ equity effective November 19, 2025.

Preferred Stock Transactions for the Year Ended June 30, 2026

Shares Issued in Acquisitions

On August 27, 2025 and September 30, 2025, the Company completed the acquisitions of the Victorville (“VV”) and Rancho Mirage (“RM”) hotel properties, respectively. As part of the purchase consideration for these business combinations, the Company issued 216,667 shares and 176,167 shares of Series C Convertible Preferred Stock.

In accordance with ASC 805, Business Combinations, the Series C shares issued in connection with the VV and RM acquisitions were measured at their estimated fair values of $39,000,000, (excluding potential contingent consideration of an additional $7,125,000) and $42,280,000 (excluding potential contingent consideration of an additional $4,800,000), respectively, as of the applicable acquisition dates. These fair value amounts have been included in the preliminary purchase price allocations and will be updated, if necessary, during the measurement period as additional information becomes available.

See Note 9.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Stock Issued for Services

On October 22, 2025, the Company issued 589 shares of Series C Convertible Preferred Stock to a consultant for services rendered. The fair value of the Series C shares was based on the quoted closing trading price of $0.08/share. Applying the 6,000:1 conversion ratio, the grant equates to 3,534,000 common shares on an as-converted basis, resulting in a total fair value of $282,720.

Preferred Stock Transactions for the Year Ended June 30, 2025

Series C, Convertible Preferred Shares Issued for Services

On February 17, 2025, the Company issued 2,000 shares of Series C, convertible preferred stock to a consultant for services rendered. The fair value of the Series C shares was based on the quoted closing trading price of $0.0081/share. Applying the 6,000:1 conversion ratio, the grant equates to 12,000,000 common shares on an as-converted basis, resulting in a total fair value of $97,200.

On March 25, 2025, the Company granted 94,250 shares of Series C, convertible preferred stock to several service providers as compensation. The fair value of the Series C shares was based on the quoted closing trading price of $0.0068/share. Applying the 6,000:1 conversion ratio, the grant equates to 565,500,000 common shares on an as-converted basis, resulting in a total fair value of $3,845,400.

Pursuant to the applicable service agreements, vesting is contingent upon the achievement of the following milestones:

1.	Closing of the acquisitions of both SWC and Skytech – 1/3 vested on March 31, 2025.
2.	Successful uplisting of the Company’s common stock to a national securities exchange (e.g., NYSE or Nasdaq) – 1/3 to vest upon such uplisting.
3.	Achievement of total stockholders’ equity of $40 million — one-third vests upon reaching this milestone, as evidenced in the first Form 10-Q or Form 10-K in which the balance sheet reflects this level of equity.

In the event that one or more of the remaining milestones are not achieved, the unvested portion of the award will vest ratably over a 20-month period (April 2025 – November 2026).

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Unvested Series C, Convertible Preferred Stock – Compensation

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
June 30, 2024	-	$-
Granted	94,250	0.0068
Vested	(37,300)	0.0068
Cancelled/Forfeited	-	-
June 30, 2025	56,950	$0.0068
Granted	-
Vested	(20,100)
Cancelled/Forfeited	-
December 31, 2025	36,850	$0.0068

Unrecognized compensation	$1,503,480

Weighted average remaining period (years)	0.92

During the three and six months ended December 31, 2025 and 2024, respectively, the Company recognized $410,040 and $820,080 of compensation expense related to vesting.

Shares Issued in Acquisitions

On March 31, 2025, the Company completed the acquisitions of SWC and TechForce. In connection with these transactions, the Company issued 83,333 and 10,000 shares of Series C Convertible Preferred Stock, respectively, as part of the purchase consideration.

See Note 9 for additional information regarding these acquisitions.

Contingent Performance-Based Equity Awards — TechForce Acquisition

In connection with the TechForce acquisition, certain additional shares of Series C Convertible Preferred Stock may be issued to the sellers contingent upon achieving specified revenue and EBITDA milestones.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

These awards are structured as compensation for post-combination services and are not part of the purchase consideration under ASC 805, Business Combinations. Accordingly, related expense will be recognized in the Company’s consolidated statement of operations in accordance with ASC 718, Compensation — Stock Compensation, based on the probability of achieving the specified performance conditions.

Each award is to be granted once upon achievement, is independent and cumulative, and is to be measured based on a 30-day volume-weighted average price of the Company’s common stock as of the applicable measurement date.

Contingent Compensation Related to the Skytech Acquisition

In connection with the Skytech acquisition, certain additional equity awards may be issued to the sellers contingent upon achieving specified revenue and/or EBITDA milestones. These awards are structured as compensation for post-combination services and are not considered part of the purchase price under ASC 805, Business Combinations. Accordingly, any related expense will be recognized in the Company’s consolidated statement of operations in accordance with ASC 718, Compensation – Stock Compensation, based on the probability of achieving the specified performance conditions.

Each award is to be granted once upon achievement, is independent and cumulative, and is to be measured based on a 30-day volume-weighted average price of the Company’s common stock as of the applicable measurement date

Revenue-Based Equity Awards

The sellers are eligible to receive shares of Series C Convertible Preferred Stock with an aggregate maximum value of $35,000,000 based on the following Company revenue milestones:

Company Revenue	Restricted Stock Award (% of equity)

$50,000,000	3.0%
$100,000,000	3.5%
$150,000,000	4.0%
$200,000,000	4.5%
$300,000,000	5.0%

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

EBITDA-Based Equity Awards

The sellers are eligible to receive additional shares of Series C Convertible Preferred Stock with an aggregate maximum value of $18,110,000 based on the following Company EBITDA milestones:

Company EBITDA	Restricted Stock Award (% of equity)
$1,000,000	2%
$3,000,000	3%
$5,000,000	4%
$10,000,000	5%
$20,000,000	6%
$30,000,000	7%
$50,000,000	8%
$100,000,000	10%

Awards are allocated pro rata among eligible recipients and are subject to continued service through each measurement date. The Series C shares issued upon achievement of milestones are subject to the same lock-up restrictions described below. As of December 31, 2025, none of the revenue or EBITDA milestones have been achieved and no awards have been issued.

Lock-Up Restrictions

Pursuant to the TechForce acquisition agreement, each seller is subject to a lock-up period restricting the sale, transfer, pledge, or other disposition of any equity securities received in connection with the transaction for a period of six months (6) following the closing date. During this period, sellers are prohibited from transferring or encumbering such securities, except in limited circumstances where transferees agree to be bound by the same restrictions. The lock-up may be terminated earlier at the sole discretion of the Company.

Seniority of Series B Convertible Preferred Stock

Under the original Certificate of Designation, the Series C Convertible Preferred Stock ranked junior to the Company’s Series B Convertible Preferred Stock with respect to liquidation preference. In October 2025, all outstanding shares of Series B Preferred Stock were converted into common stock (see Series B Convertible Preferred Stock above), and the subordination is no longer applicable.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Series D, Convertible Preferred Stock

●	Designated Shares: 100,000
●	Issued & Outstanding: 1,834 and 3,334 shares as of December 31, 2025 and June 30, 2025, respectively
●	Par Value: $0.001 per share
●	Stated Value: None
●	Conversion Terms: convertible into 6,000 shares of common stock
●	Dividend Provisions: None
●	Voting Rights: None
●	Liquidation Preference: None
●	Redemption Rights: None

Under the original Certificate of Designation, the Series D Convertible Preferred Stock ranked junior to the Company’s Series B Convertible Preferred Stock with respect to liquidation preference. In October 2025, all outstanding shares of Series B Preferred Stock were converted into common stock (see Series B Convertible Preferred Stock above), and the subordination is no longer applicable.

Series D, Convertible Preferred Stock Transactions for the Year Ended June 30, 2026

In December 2025, the Company issued 9,000,000 shares of common stock upon the conversion of 1,500 shares of Series D Convertible Preferred Stock at the 6,000:1 conversion ratio. The transaction was accounted for as a reclassification within stockholders’ equity at the par value of the shares issued and received, with no impact to the total stockholders’ equity.

Series D, Convertible Preferred Stock Transactions for the Year Ended June 30, 2025

On July 22, 2024, the Company issued an additional 1,667 shares of Series D, Convertible Preferred Stock in connection with the modification of an existing debt arrangement. In accordance with ASC 470-50, the transaction was evaluated to determine whether it represented a modification or an extinguishment of debt. Based on the terms and quantitative assessment, the transaction qualified as an extinguishment, and a loss was recognized accordingly.

The fair value of the equity issued was estimated to be $113,955, based on the as-converted value of the underlying common stock, adjusted for a restricted stock discount to reflect lack of marketability and transfer restrictions. This valuation was conducted pursuant to guidance in ASC 718-10-30, and supported by an independent third-party valuation report.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

See Note 5 for additional discussion regarding debt and related calculation of loss on debt extinguishment.

Common Stock

●	Authorized Shares: 900,000,000
●	Issued & Outstanding:

○	213,367,889 shares as of December 31, 2025
○	136,961,021 shares as of June 30, 2025

●	Par Value: $0.001 per share
●	Voting Rights: 1 vote per share

Equity Transactions for the Year Ended June 30, 2026

Stock Issued for Cash

The Company issued 22,360,575 shares of common stock in several private placements for $894,423 ($0.04/share).

Common Stock Issued in connection with Conversion of Convertible Notes Payable and Related Accrued Interest Payable

The Company issued an aggregate of 26,266,895 shares of common stock to certain convertible debt holders upon conversion of their outstanding notes and related accrued interest payable. The shares had a total fair value of $866,807 (approximately $0.033 per share), determined in accordance with the conversion terms set forth in the underlying note agreement. See Note 5 for additional information.

Equity Transactions for the Year Ended June 30, 2025

Stock Issued for Services

The Company issued 50,000 shares of common stock to consultants for services rendered, having a fair value of $995 ($0.0199/share), based upon the quoted closing trading price.

Common Stock Issued in connection with Conversion of Convertible Notes Payable and Related Accrued Interest Payable

The Company issued an aggregate of 8,003,164 shares of common stock to certain convertible debt holders upon conversion of their outstanding notes and related accrued interest payable. The shares had a total fair value of $264,120 (approximately $0.033 per share), determined in accordance with the conversion terms set forth in the underlying note agreement. See Note 5 for additional information.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Warrants

Warrant activity for the six months ended December 31, 2025 and the year ended June 30, 2025 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
Warrants	Warrants	Exercise Price	Term (Years)	Value
Outstanding - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Exercisable - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Granted	2,068,869	$0.10
Exercised	-
Cancelled/Forfeited	(1,871,800)	$0.16
Outstanding - June 30, 2025	191,996,343	$0.05	2.21	$-
Exercisable - June 30, 2025	191,996,343	$0.05	2.21	$-
Granted	6,000,000	$0.10
Exercised	(3,844,697)	$0.03
Cancelled/Forfeited	(500,000)	$0.50
Outstanding - December 31, 2025	193,651,646	$0.05	1.80	$2,570,156
Exercisable - December 31, 2025	193,651,646	$0.05	1.80	$2,570,156

Common Stock Issued Upon Cashless Exercise of Warrants

During the six months ended December 31, 2025, holders exercised 3,844,697 warrants on a cashless basis, resulting in the issuance of 2,465,698 shares of common stock. The transaction was accounted for as a reclassification within stockholders’ equity at par value, with no impact to total stockholders’ equity.

Warrants Issued as Deferred Offering Costs

On October 8, 2025, the Company entered into an Equity Purchase Agreement with a material debt lender, allowing the Company to sell up to $25,000,000 of common stock at its discretion over a 24-month period. In connection with the agreement, the Company issued a warrant to purchase 6,000,000 shares of common stock at an exercise price of $0.10 per share. The warrant is immediately exercisable and expires five years from the date of issuance.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The fair value of the warrant was estimated at $258,723 using the Black-Scholes option pricing model with the following assumptions:

Stock price	$0.05
Exercise price	$0.10
Expected term (years)	5
Expected volatility	183%
Expected dividends	0%
Risk free interest rate	3.72%

The fair value was recorded as a deferred offering cost and is included in prepaid expenses and other current assets in the consolidated balance sheets. The deferred offering cost will be charged against the proceeds of future equity sales under the agreement on a pro rata basis. As of December 31, 2025, no sales had been made under the agreement and the deferred offering cost of $258,723 remained unamortized.

Note 8 – Temporary Equity and Stockholders’ Deficit

As of June 30, 2025, the Company had six (6) classes of stock, detailed as follows:

With respect to Series B, C and D convertible preferred stock, see policy above in Note 1 regarding classification as temporary equity.

Preferred Stock

The Company’s preferred stock is as follows.

●	Authorized Shares: 1,000,000
●	Par Value: $0.001 per share

The Board of Directors has the authority to issue preferred stock in one or more series and determine the rights, privileges, and restrictions of each series without further stockholder approval.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Series A, Preferred Stock

●	Designated Shares: 1,000
●	Issued & Outstanding: 1,000 shares as of June 30, 2025 and 2024, respectively
●	Par Value: $0.001 per share
●	Stated Value: None
●	Conversion Terms: None
●	Dividend Provisions: None
●	Voting Rights: Equal to the number of votes on an as converted basis of all other classes of securities plus one (1)
●	Liquidation Preference: None
●	Redemption Rights: None
●	Derivative Liability Assessment:

○	Evaluated under ASC 815 (“Derivatives and Hedging”)
○	The Series A, Convertible Preferred Stock does not meet the definition of a derivative liability since it has no variable equity conversion feature.

Series B, Convertible Preferred Stock

●	Designated Shares: 5,000
●	Issued & Outstanding: 1,950 shares as of June 30, 2025 and 2024, respectively
●	Par Value: $0.001 per share
●	Stated Value: None
●	Conversion Terms: convertible into 5,000 shares of common stock and 5,000 warrants with an exercise price of $0.033/share.
●	Dividend Provisions: None
●	Voting Rights: None
●	Liquidation Preference: None
●	Redemption Rights: None
●	Derivative Liability Assessment:

○	Evaluated under ASC 815 (“Derivatives and Hedging”)
○	The Series B, Convertible Preferred Stock and related warrants do not meet the definition of a derivative liability due to a fixed conversion price and no variable equity conversion features.

Deemed Dividends – Series B Convertible Preferred Stock

In connection with the issuance of Series B Convertible Preferred Stock, the Company recognizes deemed dividends due to periodic reductions in the conversion price, which increased the intrinsic value of the shares issuable upon conversion. These adjustments effectively conveyed additional value to the preferred stockholders and were accounted for as deemed dividends.

The deemed dividends were recorded as a reclassification from additional paid-in capital to accumulated deficit. This treatment did not affect total stockholders’ deficit but did reduce income available to common shareholders for purposes of earnings per share.

During the years ended June 30, 2025 and 2024, the Company recorded additional deemed dividends of $11,566 and $84,106, respectively.

Series C, Convertible Preferred Stock

●	Designated Shares: 500,000
●	Issued & Outstanding: 145,966 and 13,333 shares as of June 30, 2025 and 2024, respectively
●	Par Value: $0.001 per share
●	Stated Value: None
●	Conversion Terms: convertible into 6,000 shares of common stock
●	Dividend Provisions: None
●	Voting Rights: None
●	Liquidation Preference: None
●	Redemption Rights: None
●	Rank junior to Series B, convertible preferred stock
●	Derivative Liability Assessment:

○	Evaluated under ASC 815 (“Derivatives and Hedging”)
○	The Series C, Convertible Preferred Stock does not meet the definition of a derivative liability since it has no variable equity conversion features.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Preferred Stock Transactions for the Year Ended June 30, 2025

Series C, Convertible Preferred Shares Issued for Services

On February 17, 2025, the Company issued 2,000 shares of Series C, convertible preferred stock to a consultant for services rendered. The fair value of the Series C shares was based on the quoted closing trading price of $0.0081/share. Applying the 6,000:1 conversion ratio, the grant equates to 12,000,000 common shares on an as-converted basis, resulting in a total fair value of $97,200.

On March 25, 2025, the Company granted 94,250 shares of Series C, convertible preferred stock to several service providers as compensation. The fair value of the Series C shares was based on the quoted closing trading price of $0.0068/share. Applying the 6,000:1 conversion ratio, the grant equates to 565,500,000 common shares on an as-converted basis, resulting in a total fair value of $3,845,400.

Pursuant to the applicable service agreements, vesting is contingent upon the achievement of the following milestones:

1.	Closing of the acquisitions of both SWC and Skytech – 1/3 vested on March 31, 2025.
2.	Successful uplisting of the Company’s common stock to a national securities exchange (e.g., NYSE or Nasdaq) – 1/3 to vest upon such uplisting.
3.	Achievement of total stockholders’ equity of $40 million – final 1/3 to vest upon this milestone.

In the event that one or more of the remaining milestones are not achieved, the unvested portion of the award will vest ratably over a 20-month period (April 2025 – November 2026).

Unvested Series C, Convertible Preferred Stock – Compensation

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
June 30, 2024	-	-
Granted	94,250	0.0068
Vested	(37,300)	0.0068
Cancelled/Forfeited	-	-
June 30, 2025	56,950	0.0068

Unrecognized compensation	$2,323,560

Weighted average remaining period (years)	1.42

During the years ended June 30, 2025 and 2024, respectively, the Company recognized $1,521,840 and $0 of compensation expense related to vesting.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Shares Issued in Acquisitions

On March 31, 2025, the Company completed the acquisitions of SWC and Skytech. In connection with these transactions, the Company issued 83,333 and 10,000 shares of Series C, convertible preferred stock, respectively, as part of the purchase consideration.

Contingent Compensation Related to the Skytech Acquisition

In connection with the Skytech acquisition, certain additional equity awards may be issued to the sellers contingent upon achieving specified revenue and/or EBITDA milestones. These awards are structured as compensation for post-combination services and are not considered part of the purchase price under ASC 805, Business Combinations. Accordingly, any related expense will be recognized in the Company’s consolidated statement of operations in accordance with ASC 718, Compensation – Stock Compensation.

Performance-Based Equity Awards

These awards are each to be granted once, are independent and cumulative, and are to be measured based on a 30-day volume-weighted average price (VWAP) of the Company’s common stock as of the applicable measurement date.

The Company will evaluate the fair value of these awards and recognize compensation expense over the requisite service periods in accordance with ASC 718, based on the probability of achieving the specified performance conditions.

Revenue-Based Equity Awards

Sellers are eligible to receive awards of restricted stock with an aggregate maximum value of $35 million, based on the following revenue milestones:

Company Revenue	Restricted Stock Award (% of equity)

$50,000,000	3.0%
$100,000,000	3.5%
$150,000,000	4.0%
$200,000,000	4.5%
$300,000,000	5.0%

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

EBITDA-Based Equity Awards

Sellers are eligible to receive additional restricted stock with an aggregate maximum value of $18.11 million, based on the following EBITDA thresholds:

Company EBITDA	Restricted Stock Award (% of equity)
$1,000,000	2%
$3,000,000	3%
$5,000,000	4%
$10,000,000	5%
$20,000,000	6%
$30,000,000	7%
$50,000,000	8%
$100,000,000	10%

These awards will be allocated pro rata among eligible recipients and are subject to continued service through each measurement date. The Company will recognize compensation expense over the vesting periods based on the estimated fair value of awards deemed probable of vesting.

As of June 30, 2025, none of these award milestones have been met.

Lock-Up Restrictions

Pursuant to the acquisition agreement, each Seller is subject to a lock-up period restricting the sale, transfer, pledge, or other disposition of any equity securities received as part of the transaction (“Restricted Buyer Securities”) for a period of six (6) months following the closing date. During this period, Sellers are prohibited from transferring or encumbering such securities or entering into agreements that would transfer economic ownership, except in limited circumstances where transferees agree to be bound by the same restrictions.

The Company and its transfer agent are authorized to block any transfer in violation of this restriction. The lock-up may be terminated earlier at the sole discretion of the Company.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Seniority of Series B, Convertible Preferred Stock to Series C, Convertible Preferred Stock

The Sellers acknowledged that the Series C, convertible preferred stock issued in connection with the acquisition is subordinate to the Company’s Series B preferred stock in terms of liquidation preference, dividend rights, and any other rights or entitlements. This subordination may affect the timing or amount of future distributions or conversions for the holders of Series C shares. See Note 9 for acquisitions of SWC and Skytech.

Series D, Convertible Preferred Stock

●	Designated Shares: 100,000
●	Issued & Outstanding: 3,334 and 1,667 shares as of June 30, 2025 and 2024, respectively
●	Par Value: $0.001 per share
●	Stated Value: None
●	Conversion Terms: convertible into 6,000 shares of common stock
●	Dividend Provisions: None
●	Voting Rights: None
●	Liquidation Preference: None
●	Redemption Rights: None
●	Rank junior to Series B, convertible preferred stock
●	Derivative Liability Assessment:

○	Evaluated under ASC 815 (“Derivatives and Hedging”)
○	The Series C, Convertible Pref erred Stock does not meet the definition of a derivative liability since it has no variable equity conversion features.

Series D, Convertible Preferred Stock Transactions for the Year Ended June 30, 2025:

On July 22, 2024, the Company issued an additional 1,667 shares of Series D, Convertible Preferred Stock in connection with the modification of an existing debt arrangement. In accordance with ASC 470-50, the transaction was evaluated to determine whether it represented a modification or an extinguishment of debt. Based on the terms and quantitative assessment, the transaction qualified as an extinguishment, and a loss was recognized accordingly.

The fair value of the equity issued was estimated to be $113,955, based on the as-converted value of the underlying common stock, adjusted for a restricted stock discount to reflect lack of marketability and transfer restrictions. This valuation was conducted pursuant to guidance in ASC 718-10-30, and supported by an independent third-party valuation report.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

See Note 5 for additional discussion regarding debt and related calculation of loss on debt extinguishment.

Series D, Convertible Preferred Stock Transactions for the Year Ended June 30, 2024:

On February 7, 2024, the Company issued 1,667 shares of Series D, Convertible Preferred Stock in connection with the modification of an existing debt arrangement. In accordance with ASC 470-50, the transaction was evaluated to determine whether it represented a modification or an extinguishment of debt. Based on the terms and quantitative assessment, the transaction qualified as an extinguishment, and a loss was recognized accordingly.

The fair value of the equity issued was estimated to be $113,955, based on the as-converted value of the underlying common stock, adjusted for a restricted stock discount to reflect lack of marketability and transfer restrictions. This valuation was conducted pursuant to guidance in ASC 718-10-30, and supported by an independent third-party valuation report.

See Note 5 for additional discussion regarding debt and related calculation of loss on debt extinguishment.

Common Stock

●	Authorized Shares: 200,000,000
●	Issued & Outstanding:

○	136,961,021 shares as of June 30, 2025
○	128,907,407 shares as of June 30, 2024

●	Par Value: $0.001 per share
●	Voting Rights: 1 vote per share

Equity Transactions for the Year Ended June 30, 2025

Stock Issued for Services

The Company issued 50,000 shares of common stock to consultants for services rendered, having a fair value of $995 ($0.0199/share), based upon the quoted closing trading price.

Common Stock Issued in connection with Conversion of Convertible Notes Payable

The Company issued an aggregate 8,003,164 shares of common stock to certain convertible debt holders, having a fair value of $264,120 ($0.033/share), based upon the quoted closing trading price. See Note 5 for additional discussion.

Equity Transactions for the Year Ended June 30, 2024

Stock Issued as Financing Costs

The Company issued 3,333,333 shares of common stock for financing costs related to commitment shares issued in connection with the execution of a promissory note to a third party lender, having a fair value of $50,000 ($0.015/share), based upon the quoted closing trading price.

Stock Issued for Services

The Company issued 300,000 shares of common stock to consultants for services rendered, having a fair value of $7,800 ($0.026/share), based upon the quoted closing trading price.

Exercise of Warrants – Cashless

The Company issued 686,106 shares of common stock in connection with the cashless exercise of 1,818,182 warrants ($0.001/share). The transaction had a net effect of $0 on stockholders’ deficit. See warrant table below.

Stock Issued in Connection with Settlement of Accrued Liabilities

The Company issued 1,000,000 shares of common stock having a fair value of $16,400 ($0.164/share), based upon the quoted closing trading price, in connection with the settlement of accrued interest ($31,250) and other accrued expenses ($1,750) for a total of $33,000. The Company recorded a gain of $16,600.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Warrants

Warrant activity for the years ended June 30, 2025 and 2024 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
Warrants	Warrants	Exercise Price	Term (Years)	Value
Outstanding - June 30, 2023	113,836,388	$0.07	5.00	$4,215,000
Exercisable - June 30, 2023	113,836,388	$0.07	5.00	$4,215,000
Granted	80,181,068	$0.03
Exercised	(1,818,182)	$0.03
Cancelled/Forfeited	(400,000)	$0.30
Outstanding - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Exercisable - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Granted	2,068,869	$0.10
Exercised	-	$-
Cancelled/Forfeited	(1,871,800)	$0.16
Outstanding - June 30, 2025	191,996,343	$0.05	2.21	$-
Exercisable - June 30, 2025	191,996,343	$0.05	2.21	$-